Nonexempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 005
Nonexempt Party-In-Interest Transactions [Line Items]
Nonexempt Party-In-Interest Transactions
7.
NONEXEMPT PARTY-IN-INTEREST TRANSACTIONS

In 2024, the Company remitted certain participant contributions and loan payments of $1,657,130 to the Trustee later than required by DOL Regulation 2510.3-102. The Company paid the required excise tax on the transactions for Plan year 2024 on June 19, 2025. In addition, on June 6, 2025, participant accounts were credited with the amount of investment income that would have been earned had the participant contributions been remitted on a timely basis.